Consolidated Statements of Comprehensive Income (Loss) Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit (Loss) for the year	$ (54,476)	$ (36,697)	$ (36,224)	[1]
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent years :
Net gain (loss) on cash flow hedge	31	57	(69)	[2]
Exchange differences on translation of foreign operations	100	49	(53)	[2]
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years	131	106	(122)	[2]
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years :
Re-measurement gains (losses) on defined benefit plans	53	(108)	(47)	[2]
Net other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years	53	(108)	(47)	[2]
Total other comprehensive income (loss)	184	(2)	(169)	[2]
Total comprehensive income (loss)	(54,292)	(36,699)	(36,393)	[2]
Attributable to:
Shareholders of the parent	(54,292)	(36,699)	(36,393)	[2]
Non-controlling interests	$ 0	$ 0	$ 0	[2]

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.